Concentrations - Schedule of Accounts Receivable (Details)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Customer B [Member]
Concentration of Accounts Receivable	15.00%	13.00%
Customer C [Member]
Concentration of Accounts Receivable	8.00%	11.00%
Customer D [Member]
Concentration of Accounts Receivable	31.00%	17.00%
Customer E [Member]
Concentration of Accounts Receivable	3.00%	11.00%
Customer F [Member]
Concentration of Accounts Receivable		11.00%
Customer G [Member]
Concentration of Accounts Receivable		11.00%
Customer H [Member]
Concentration of Accounts Receivable	13.00%	3.00%